SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation	$ 1,238	$ 1,467
Cost of Goods Sold
Share-based compensation	57	44
Research and Development
Share-based compensation	303	371
Selling, General and Administrative
Share-based compensation	$ 878	$ 1,052